Note 5 - Long-lived Assets	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.	Long-lived Assets

Long-lived assets, net, consists of the following:

	June 30, 2022	December 31, 2021
Equipment	$680	$200
Software	-	247
	680	447
Accumulated depreciation	(59)	(38)
	$621	$409

Depreciation expense for the six months ended June 30, 2022 and 2021 totaled $25 and $14, respectively. Depreciation expense for the three months ended June 30, 2022 and 2021 totaled $15 and $8, respectively.

During the three months ended June 30, 2022, the Company evaluated the development progress related to its smart hangar app. This evaluation included the decision to abandon previous software development efforts and the transition of development efforts to a new third-party development company. In connection with this evaluation, the Company determined that previously capitalized software costs associated with the abandoned development were not recoverable and recognized an impairment loss of $248 during the three and six months ended June 30, 2022.